Environmental Rehabilitation and Other Provisions (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($) oz	Dec. 31, 2015 USD ($) oz
Disclosure of other provisions [line items]
Non-current Provision for Decommissioning, Restoration, Rehabilitation Costs and Other Provisions	$ 942,000,000	$ 877,000,000	$ 847,000,000
Undiscounted environmental rehabilitation provision based on real cash flows	991,000,000	867,000,000	831,000,000
Provision for decommissioning
Disclosure of other provisions [line items]
Beginning balance	279,000,000	272,000,000	296,000,000
Charge to income statement	2,000,000	0	0
Change in estimates	4,000,000	(12,000,000)	5,000,000
Unwinding of obligation	12,000,000	12,000,000	11,000,000
Transfer to non-current assets and liabilities held for sale	(20,000,000)	0	(11,000,000)
Utilised during the year	(2,000,000)	(2,000,000)	(3,000,000)
Translation	11,000,000	9,000,000	(26,000,000)
Ending balance	286,000,000	279,000,000	272,000,000
Provision for restoration
Disclosure of other provisions [line items]
Beginning balance	426,000,000	411,000,000	555,000,000
Charge to income statement	8,000,000	10,000,000	6,000,000
Change in estimates	(17,000,000)	(2,000,000)	(40,000,000)
Unwinding of obligation	10,000,000	8,000,000	10,000,000
Transfer to non-current assets and liabilities held for sale	(3,000,000)	0	(110,000,000)
Transfer to current portion	(17,000,000)	0	0
Utilised during the year	(4,000,000)	(3,000,000)	(2,000,000)
Translation	6,000,000	2,000,000	(8,000,000)
Ending balance	409,000,000	426,000,000	411,000,000
Other provisions
Disclosure of other provisions [line items]
Beginning balance	172,000,000	164,000,000	201,000,000
Charge to income statement	17,000,000	11,000,000	11,000,000
Change in estimates	15,000,000	5,000,000	24,000,000
Change in estimates	64,000,000	0	0
Unwinding of obligation	1,000,000	1,000,000	1,000,000
Transfer (to) from trade and other payables	(6,000,000)	(2,000,000)	3,000,000
Utilised during the year	(35,000,000)	(30,000,000)	(25,000,000)
Translation	19,000,000	23,000,000	(51,000,000)
Ending balance	$ 247,000,000	172,000,000	164,000,000
Percentage of gold production to be sold	25.00%
Maximum amount of gold to be sold (in oz) | oz	312,500
Sales price per ounce of gold to be sold	$ 400
Annual percentage increase in sales price per ounce of gold to be sold	1.00%
Gold forward price per ounce	$ 1,303	$ 1,152	$ 1,061
Remaining gold to be delivered (in oz) | oz	170,435	197,528	220,447
Provision for Silicosis Settlement
Disclosure of other provisions [line items]
Legal proceedings provision	$ 63,000,000	$ 0	$ 0